Income Tax - Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Profit/(loss) before taxes	€ 42,036	€ (93,335)	€ (211,841)
Expected taxes on income	(12,774)	27,160	61,646
Difference in tax rates	(4,868)	(3,274)	(2,582)
Non-deductible tax-expenses	0	(53)	(599)
Government grants exempted from taxes	0	0	45
Permanent Differences	(1,123)	(10,881)	(39,288)
Utilization of previously unrecorded tax losses carried forward	7,067	0	0
Non-recognition of deferred taxes on tax losses and temporary differences	7,176	(12,953)	(19,222)
Taxes on income	€ (4,522)	€ 0	€ 0